Bridge Builder Trust
c/o U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, California 91746

August 6, 2013

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street N.E.
Washington, D.C.  20549

Re:	Bridge Builder Trust (the “Trust”)

Ladies and Gentlemen:

Pursuant to Section 8(b) of the Investment Company Act of 1940, as amended (the “1940 Act”), and Section 6(a) of the Securities Act of 1933, as amended, transmitted herewith is the pre-effective amendment No. 1 to the Registration Statement for Bridge Builder Trust.

If you have any questions or require further information, please contact Eric W. Pinciss, Esq. at (626) 914-7220.

Sincerely,

/s/ Elaine E. Richards

Elaine E. Richards, Esq.
For U.S. Bancorp Fund Services, LLC

cc:  Sean Graber, Morgan Lewis & Bockius LLP